Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Basic earnings per common share
Net income attributable to common shareholders		$ 6,582	$ 8,208	$ 8,361
Weighted average number of common shares outstanding		1,212	1,222	1,213
Basic earnings per common share		$ 5.43	$ 6.72	$ 6.90
Diluted earnings per common share
Net income attributable to common shareholders		$ 6,582	$ 8,208	$ 8,361
Dilutive impact of share-based payment options and others	[1]	6	142	16
Net income attributable to common shareholders (diluted)		$ 6,588	$ 8,350	$ 8,377
Weighted average number of common shares outstanding		1,212	1,222	1,213
Dilutive impact of share-based payment options and others		31	29	16
Weighted average number of diluted common shares outstanding		1,243	1,251	1,229
Diluted earnings per common share	[2]	$ 5.30	$ 6.68	$ 6.82

[1]	Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.
[2]	Earnings per share calculations are based on full dollar and share amounts.